CONSOLIDATED BALANCE SHEETS (Q2) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021 [1]
Current assets:
Cash and cash equivalents	$ 14,179	$ 2,227
Accounts receivable, net	3,597	3,045
Contract assets	324	364
Prepaid expenses and other current assets	2,742	927
Total current assets	20,842	6,563
Property and equipment, net	471	480
Convertible note receivable	250	0
Total assets	21,563	7,043
Current liabilities:
Accounts payable	3,532	412
Accrued expense and other current liabilities	3,018	1,722
Deferred revenue	427	450
Total current liabilities	6,977	2,584
Senior secured convertible notes, at estimated fair value	9,843	0
Warrant liabilities, at estimated fair value	1,616	0
Total liabilities	18,436	2,584
Commitments and Contingencies
Stockholders' Equity
Common stock (par value $0.0001 per share, 300,000,000 authorized at June 30, 2022; 25,290,270 issued and outstanding as of June 30, 2022; (par value $0.0001 per share, 22,764,527 authorized at December 31, 2021; 17,862,108 issued and outstanding as of December 31, 2021;	3	2
Additional paid-in-capital	21,825	17,682
Accumulated deficit	(18,701)	(13,225)
Total stockholders' equity	3,127	4,459
Total liabilities and stockholders' equity	$ 21,563	$ 7,043

[1]	Derived from audited consolidated financial statements